Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets with definite useful lives
	As of December 31,	As of December 31,
	2021	2020
Land use right	$3,005,644	$2,927,874
Non-patent technology	482,604	470,117
Software	6,197,055	3,345,742
License	19,879,743	19,879,743
Total	29,565,046	26,623,476
Accumulated amortization	(7,052,838)	(3,546,041)
Intangible assets, net	$22,512,208	$23,077,435

Schedule of estimated future amortization expense related to intangible assets
Year
2022	$3,531,230
2023	2,500,296
2024	2,140,538
2025	2,048,087
2026	2,048,087
Thereafter	10,243,970
Total	$22,512,208